Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2018
Property and Equipment [Abstract]
Schedule of changes in cost of property and equipment
	Computer software and equipment	Furniture and fixture		Satellite Equipment	Total
January 1, 2016	$92,285	$3,393		$-	$95,678
Addition	26,626	6,613		-	33,239
December 31, 2016	118,911	10,006		-	128,917
Addition	992	-		275,410	276,402
December 31, 2017	119,903	10,006		275,410	405,319
Addition	2,182		_	-	2,182
March 31, 2018	$122,085	$10,006		$274,410	$407,501

Schedule of changes in accumulated depreciation for property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2016	$12,082	$283	$-	$12,365
Addition	27,522	3,938	-	31,460
December 31, 2016	39,604	4,221	-	43,825
Addition	17,159	1,997	37,611	56,767
December 31, 2017	56,763	6,218	37,611	100,592
Addition	6,275	477	12,438	19,190
March 31, 2018	$63,038	$6,695	$50,049	$119,782